UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2009" Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 11/13/09"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 35

"Form 13F Information Table Value Total: $151,772"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALCATEL-LUCENT 	SPONSORED ADR	013904305	" 1,353 "			"301,261"	DEFINED	"1,2"	"301,261"
ARVINMERITOR 	COM	043353101	" 1,047 "			"133,926"	DEFINED	"1,2"	"133,926"
AU OPTRONICS CORP 	SPONSORED ADR	002255107	 716 			"73,919"	DEFINED	"1,2"	"73,919"
BORGWARNER INC 	COM	099724106	" 3,819 "			"126,210"	DEFINED	"1,2"	"126,210"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	 674 			"18,971"	DEFINED	"1,2"	"18,971"
CIA DE BEBIDAS DAS A 	SPON ADR PFD	20441W203	" 2,719 "			"33,049"	DEFINED	"1,2"	"33,049"
CIA VALE DO RIO DOCE 	ADR	91912E105	 725 			"31,332"	DEFINED	"1,2"	"31,332"
COOPER TIRE & RUBBER 	COM	216831107	" 2,901 "			"165,042"	DEFINED	"1,2"	"165,042"
DANA HOLDING CORP 	COM	235825205	" 2,734 "			"401,421"	DEFINED	"1,2"	"401,421"
GLOBAL SOURCES LIMIT 	ORD	G39300101	 246 			"35,855"	DEFINED	"1,2"	"35,855"
GRAVITY CO LTD 	SPONSORED ADR	38911N107	" 2,548 "			"1,327,171"	DEFINED	"1,2"	"1,327,171"
GRUPO TELEVISA SA 	SP ADR REP ORD	40049J206	" 6,849 "			"368,424"	DEFINED	"1,2"	"368,424"
HEWLETT-PACKARD CO 	COM	428236103	" 7,180 "			"152,086"	DEFINED	"1,2"	"152,086"
ISHARES MSCI AUSTRAL 	MSCI AUST	464286103	 952 			"42,115"	DEFINED	"1,2"	"42,115"
ISHARES MSCI BRAZIL 	COM	464286400	" 22,950 "		CALL	"339,300"	DEFINED	"1,2"	"339,300"
ISHARES MSCI BRAZIL 	COM	464286400	" 29,491 "		PUT	"436,000"	DEFINED	"1,2"	"436,000"
ISHARES MSCI EAFE IN 	COM	464287465	 700 		CALL	"12,800"	DEFINED	"1,2"	"12,800"
ISHARES MSCI EAFE IN 	COM	464287465	 700 		PUT	"12,800"	DEFINED	"1,2"	"12,800"
KLA-TENCOR CORP 	COM	482480100	" 2,715 "			"75,706"	DEFINED	"1,2"	"75,706"
MEMC ELECTRONIC MATE 	COM	552715104	" 1,422 "			"85,514"	DEFINED	"1,2"	"85,514"
MICRON TECHNOLOGY IN 	COM	595112103	" 3,245 "			"395,714"	DEFINED	"1,2"	"395,714"
MICROSOFT CORP 	COM	594918104	" 3,262 "			"126,810"	DEFINED	"1,2"	"126,810"
NATIONAL SEMICONDUCT 	COM	637640103	" 1,450 "			"101,630"	DEFINED	"1,2"	"101,630"
NETEASE.COM 	SPONSORED ADR	64110W102	 468 			"10,243"	DEFINED	"1,2"	"10,243"
NOKIA OYJ 	SPONSORED ADR	654902204	" 1,839 "			"125,774"	DEFINED	"1,2"	"125,774"
RENESOLA LTD 	SPONS ADS	75971T103	" 3,591 "			"746,531"	DEFINED	"1,2"	"746,531"
SANDISK CORP 	COM	80004C101	" 1,372 "			"63,236"	DEFINED	"1,2"	"63,236"
SHANDA INTERACTIVE-S 	SPONSORED ADR	81941Q203	" 6,494 "			"126,831"	DEFINED	"1,2"	"126,831"
SPDR GOLD TRUST 	GOLD SHS	78463V107	" 22,325 "			"225,845"	DEFINED	"1,2"	"225,845"
STMICROELECTRONICS N 	NY REGISTRY	861012102	" 1,428 "			"151,382"	DEFINED	"1,2"	"151,382"
SUNPOWER CORP-A 	COM CL A	867652109	" 2,711 "			"90,687"	DEFINED	"1,2"	"90,687"
TAM TRANSPORT AEREOS 	SP ADR REP PFD	87484D103	" 1,557 "			"120,582"	DEFINED	"1,2"	"120,582"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	" 3,382 "			"180,000"	DEFINED	"1,2"	"180,000"
TIM PARTICIPACOES SA 	SPON ADR PFD	88706P106	" 3,959 "			"160,937"	DEFINED	"1,2"	"160,937"
YAHOO! INC 	COM	984332106	" 2,250 "			"126,355"	DEFINED	"1,2"	"126,355"


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